RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Information Related to Leases (Details)	Dec. 31, 2023	Dec. 31, 2022
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
Operating Leases Incremental borrowing rate (weighted average)	11.83%	11.98%
Operating Leases Weighted average remaining lease term	12 years 1 month 13 days	13 years 14 days
Finance Leases Incremental borrowing rate (weighted average)	10.37%	9.68%
Finance Leases Weighted average remaining lease term	4 years 9 months 3 days	4 years 10 months 24 days